Interest expense and finance costs	6 Months Ended
Jun. 30, 2016
Interest Expense And Finance Costs [Abstract]
Interest And Finance Cost
4.	Interest expense and finance costs

	Six months ended
	Jun 30, 2016	Jun 30, 2015
Interest incurred	6,921,679	5,386,885
Capitalized interest	-	(1,945,451)
Amortization of deferred financing charges	1,472,030	697,794
	8,393,709	4,139,228